SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

The following table present the segment results for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Revenues	640,209	417,651	317,016
Cost of revenues	(332,774)	(211,311)	(176,222)
Fulfilment	(107,472)	(76,126)	(33,910)
Sales and marketing	(121,039)	(96,965)	(102,715)
Technology and content	(53,490)	(45,627)	(28,288)
General and administrative	(120,951)	(130,462)	(126,875)
Other operating income	14,898	6,544	7,574
Segment loss from operations	(80,619)	(136,296)	(143,420)